COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS
Schedeule of future minimum commitments under all non-cancelable operating leases

Years Ending December 31,
2021	$1,252
2022	1,294
2023	1,298
2024	1,263
2025	1,302
Thereafter	1,193
Total	$7,602